Investment Objectives and Goals	Dec. 15, 2025
Pacer US Export Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer US Export Leaders ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer US Export Leaders ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Pacer US Export Leaders Index (the “Index”).

Pacer Data & Infrastructure Real Estate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer Data & Infrastructure Real Estate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer Data & Infrastructure Real Estate ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the Solactive GPR Data & Infrastructure Real Estate Index (the “Index”).